Consolidated statements of operations and comprehensive loss (Details 7)		12 Months Ended
		Dec. 31, 2020 € / shares € / $ $ / shares yr shares	Dec. 31, 2019 € / shares € / $ $ / shares yr shares
CondensedStatementOfComprehensiveIncomeLineItems [Line Items]
Number of share options | shares		246,188	242,450
September 18
CondensedStatementOfComprehensiveIncomeLineItems [Line Items]
Number of share options | shares		71,186
Fair value at grant date Per option (USD)		4.16
Fair value at grant date FX rate as of grant date | € / $		.85
Fair value at grant date Per option (EUR) | € / shares		3.52
Share price at grant date (USD)		$ 4.83
Expected volatility		135.00%
Expected life (midpoint based) | yr		4.8
Risk-free rate (interpolated, U.S. sovereign strips curve)		0.36%
September 18
CondensedStatementOfComprehensiveIncomeLineItems [Line Items]
Number of share options | shares		25,002
Fair value at grant date Per option (USD)		4.21
Fair value at grant date FX rate as of grant date | € / $		.85
Fair value at grant date Per option (EUR) | € / shares		3.56
Share price at grant date (USD)		$ 4.83
Expected volatility		135.00%
Expected life (midpoint based) | yr		5.0
Risk-free rate (interpolated, U.S. sovereign strips curve)		0.39%
October 1
CondensedStatementOfComprehensiveIncomeLineItems [Line Items]
Number of share options | shares		150,000
Fair value at grant date Per option (USD)		3.69
Fair value at grant date FX rate as of grant date | € / $		.85
Fair value at grant date Per option (EUR) | € / shares		3.14
Expected volatility		135.00%
Expected life (midpoint based) | yr		5.0
Risk-free rate (interpolated, U.S. sovereign strips curve)		0.36%
October 1 | Minimum
CondensedStatementOfComprehensiveIncomeLineItems [Line Items]
Share price at grant date (USD)		$ 4.28
October 1 | Maximum
CondensedStatementOfComprehensiveIncomeLineItems [Line Items]
Share price at grant date (USD)		$ 4.83
January 1
CondensedStatementOfComprehensiveIncomeLineItems [Line Items]
Number of share options | shares			0
Fair value at grant date Per option (USD)			14.45
Fair value at grant date FX rate as of grant date | € / $			0.88
Fair value at grant date Per option (EUR) | € / shares			12.69
Share price at grant date (USD)			$ 26.02
Expected volatility			65.00%
Expected life (midpoint based) | yr			4.80
Risk-free rate (interpolated, U.S. sovereign strips curve)			3.00%
February 4
CondensedStatementOfComprehensiveIncomeLineItems [Line Items]
Number of share options | shares			18,450
Fair value at grant date Per option (USD)			18.17
Fair value at grant date FX rate as of grant date | € / $			0.87
Fair value at grant date Per option (EUR) | € / shares			15.87
Share price at grant date (USD)			$ 32.63
Expected volatility			65.00%
Expected life (midpoint based) | yr			4.90
Risk-free rate (interpolated, U.S. sovereign strips curve)			2.60%
May 14
CondensedStatementOfComprehensiveIncomeLineItems [Line Items]
Number of share options | shares			36,000
Fair value at grant date Per option (USD)			22.54
Fair value at grant date FX rate as of grant date | € / $			0.89
Fair value at grant date Per option (EUR) | € / shares			20.08
Share price at grant date (USD)			$ 41.39
Expected volatility			65.00%
Expected life (midpoint based) | yr			4.70
Risk-free rate (interpolated, U.S. sovereign strips curve)			2.30%
Repricing, July 3
CondensedStatementOfComprehensiveIncomeLineItems [Line Items]
Number of share options | shares			0
Fair value at grant date FX rate as of grant date | € / $			0.89
Share price at grant date (USD)			$ 3.35
Expected volatility			135.00%
Risk-free rate (interpolated, U.S. sovereign strips curve)			2.30%
Repricing, July 3 | Minimum
CondensedStatementOfComprehensiveIncomeLineItems [Line Items]
Fair value at grant date Per option (USD)			0.46
Fair value at grant date Per option (EUR) | € / shares			0.40
Expected life (midpoint based) | yr			2.30
Repricing, July 3 | Maximum
CondensedStatementOfComprehensiveIncomeLineItems [Line Items]
Fair value at grant date Per option (USD)			1.08
Fair value at grant date Per option (EUR) | € / shares			0.96
Expected life (midpoint based) | yr			4.60
October 24
CondensedStatementOfComprehensiveIncomeLineItems [Line Items]
Number of share options | shares			50,000
Fair value at grant date Per option (USD)			1.96
Fair value at grant date FX rate as of grant date | € / $			0.90
Fair value at grant date Per option (EUR) | € / shares			1.76
Share price at grant date (USD)			$ 2.28
Expected volatility			135.00%
Expected life (midpoint based) | yr			4.70
Risk-free rate (interpolated, U.S. sovereign strips curve)			1.65%
December 16
CondensedStatementOfComprehensiveIncomeLineItems [Line Items]
Number of share options | shares			38,000
Fair value at grant date Per option (USD)			3.07
Fair value at grant date FX rate as of grant date | € / $			0.90
Fair value at grant date Per option (EUR) | € / shares			2.75
Share price at grant date (USD)			$ 3.57
Expected volatility			135.00%
Expected life (midpoint based) | yr			4.70
Risk-free rate (interpolated, U.S. sovereign strips curve)			1.79%
December 16
CondensedStatementOfComprehensiveIncomeLineItems [Line Items]
Number of share options | shares	[1]		100,000
Fair value at grant date Per option (USD)			3.07
Fair value at grant date FX rate as of grant date | € / $			0.90
Fair value at grant date Per option (EUR) | € / shares			2.75
Share price at grant date (USD)			$ 3.57
Expected volatility			135.00%
Expected life (midpoint based) | yr			4.70
Risk-free rate (interpolated, U.S. sovereign strips curve)			1.79%

[1]	Options granted to the executive management.